BASIS OF PREPARATION	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

(a)	Statement of compliance

These unaudited interim condensed consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting, using accounting policies consistent with IFRS Accounting Standards as issued by the International Accounting Standards Board. They do not include all of the information required for annual consolidated financial statements and should be read together with the Company’s audited consolidated financial statements for the year ended September 30, 2025.

These interim condensed consolidated financial statements were authorized for issue by the Board of Directors on August 13, 2026.

(b)	Basis of measurement and consolidation

These interim condensed consolidated financial statements have been prepared on the historical-cost basis, except for digital currency and derivative financial instruments, which are measured at fair value, and other balances for which IFRS requires a different measurement basis.

These interim condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Intercompany balances, transactions, income and expenses are eliminated on consolidation.

The Company’s subsidiaries and ownership interests were unchanged from September 30, 2025: Bitzero Blockchain Inc. (Canada), Exanorth AS and Zetanorth AS (Norway), Bitzero Inc. (Barbados), Bitzero ND I, LLC and Bitzero ND II, LLC (United States), and Bitzero Finland Oy (Finland), each wholly owned.

(c)	Presentation and functional currency

These interim condensed consolidated financial statements are presented in United States dollars, which is the functional currency of the Company. The functional currency of all subsidiaries is the United States dollar, except for Exanorth AS and Zetanorth AS, whose functional currency is the Norwegian krone, and Bitzero Finland Oy, whose functional currency is the euro.

(d)	Going concern

These interim condensed consolidated financial statements have been prepared on a going-concern basis, which assumes that the Company will continue to realize its assets and discharge its liabilities in the normal course of business.

At June 30, 2026, the Company had cash and cash equivalents of $2,453,673, cash held in trust of $493,384, restricted cash of $2,000,000 and digital currency of $2,462,683. The Company incurred a net loss of $39,421,781 for the nine months ended June 30, 2026 and had accumulated losses of $121,001,609 and total liabilities of $44,676,366 at June 30, 2026.

The Company remains dependent on generating sufficient operating cash flows, maintaining compliance with financing covenants, completing planned financing and refinancing activities, and obtaining additional financing when required to fund its operations, growth plans and obligations as they become due. Subsequent to period end, the Company completed the special-warrant financing for gross proceeds of $24,770,454 and, on August 6, 2026, repaid the JGB senior secured loan in full (Note 26).

These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern. These interim condensed consolidated financial statements do not include adjustments to the carrying amounts and classification of assets and liabilities that would be necessary if the going-concern basis were not appropriate.